Organization and Business Background	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Organization and Business Background

1. ORGANIZATION AND BUSINESS BACKGROUND

Agape ATP Corporation, a Nevada corporation (“the Company”) was incorporated under the laws of the State of Nevada on June 1, 2016.

Agape ATP Corporation operates through its wholly owned subsidiary, Agape ATP Corporation, a Company organized in Labuan, Malaysia.

Agape ATP Corporation, incorporated in Labuan, Malaysia, is an investment holding company with 100% equity interest in Agape ATP International Holding Limited, a company incorporated in Hong Kong.

The Company and its subsidiaries provide health and wellness products and advisory services to the public. The principal activity of the Company and its subsidiaries is to supply high-quality health and wellness products, including supplement to assist in cell metabolism, detoxification, blood circulation, anti-aging and products designed to improve the overall health system in our body.

Details of the Company’s subsidiaries:

	Subsidiary company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Agape ATP Corporation	Labuan, March 6, 2017	100 shares of ordinary share of US$1 each	Investment holding	100%

2.	Agape ATP International Holding Limited	Hong Kong, June 1, 2017	1,000,000 shares of ordinary share of HK$1 each	Health and wellness products and health solution advisory services	100%

Business Overview

Agape ATP Corporation is a company that provides health solution advisory services to our clients. We primarily focus our efforts on attracting customers in Malaysia. Our advisory services center on the “ATP Zeta Health Program”, which is a health program designed to effectively prevent diseases caused by polluted environments, unhealthy dietary intake and unhealthy lifestyles, and promotion of health. The program aims to promote improved health and longevity in our clients through a combination of modern medicine, proper nutrition and advice from skilled nutritionists and/or dieticians.

At its core, the ATP Zeta Super Health Program is focused upon biological energy, Adenosine Triphosphate (ATP), at the cellular level. The stimulation of ATP production at the cellular level can increase the metabolism and service to promote and maintain normal and healthy functioning of the body’s systems. As a strong advocator of “beauty from within”, our program shall emphasize nutrient absorption through the membrane ion channel to provide complete and balanced nutrients to improve cell health. Thus, ATP Zeta Super Health Program provides ionized and high zeta potential (high bioavailability) nutrients to enhance the absorption at the cellular level.

The ATP Zeta Super Health Program consists of eight products. None of these products are owned or produced by Agape ATP Corporation. In the event that any of these products are no longer produced, or are otherwise unavailable, we may have to devote significant effort to identifying and obtaining comparable replacement products. The eight products that comprise the ATP Zeta Super Health Program are ATP1s Survivor Select, ATP2 Energized Mineral Concentrate, ATP3 Ionized Cal-Mag, ATP4 Omega Blend, ATP5 BetaMaxx, AGN-Vege Fruit Fiber, AGP1-Iron and YFA-Young Formula.

At present, our products are mainly sold in Malaysia, and due to the contents and combination of the main ingredients in the products they are categorized as health food rather than medicines or drugs. As such, all products require authorization from the Food and Quality Division of Ministry of Health according to the Food Act of 1983 and Food Regulation 1985 in order to be sold in the country. All of the products in the ATP Zeta Super Health Program have obtained the appropriate authorizations.

As part of a continuous effort to increase market share of the health and wellness industry that is growing at an exponential rate, we will also evaluate adding additional products to the ATP Zeta Super Health Program; and considering the potential of the synergies between the health and beauty sectors, we will further involve ourselves in the topical approach of skin and hair regime. Other than organic growth, the Company will also consider mergers and acquisitions where synergistic. As detailed in Note 15, Subsequent Events, to improve its sales channel, the Company is in the process of acquiring a Malaysia incorporated entity whose principal activity is in the trading of health and wellness products.

1. ORGANIZATION AND BUSINESS BACKGROUND

Agape ATP Corporation, a Nevada corporation (“the Company”) was incorporated under the laws of the State of Nevada on June 1, 2016.

Agape ATP Corporation operates through its wholly owned subsidiary, Agape ATP Corporation, a Company organized in Labuan, Malaysia.

Agape ATP Corporation, incorporated in Labuan, Malaysia, is an investment holding company with 100% equity interest in Agape ATP International Holding Limited, a company incorporated in Hong Kong.

The Company and its subsidiaries provide health and wellness products and advisory services to the public. The principal activity of the Company and its subsidiaries is to supply high-quality health and wellness products, including supplement to assist in cell metabolism, detoxification, blood circulation, anti-aging and products designed to improve the overall health system in our body.

Details of the Company’s subsidiaries:

	Subsidiary company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Agape ATP Corporation	Labuan, March 6, 2017	100 shares of ordinary share of US$1 each	Investment holding	100%

2.	Agape ATP International Holding Limited	Hong Kong, June 1, 2017	1,000,000 shares of ordinary share of HK$1 each	Health and wellness products and health solution advisory services	100%

Business Overview

Agape ATP Corporation is a company that provides health solution advisory services to our clients. We primarily focus our efforts on attracting customers in Malaysia. Our advisory services center on the “ATP Zeta Health Program”, which is a health program designed to effectively prevent diseases caused by polluted environments, unhealthy dietary intake and unhealthy lifestyles, and promotion of health. The program aims to promote improved health and longevity in our clients through a combination of modern medicine, proper nutrition and advice from skilled nutritionists and/or dieticians.

At its core, the ATP Zeta Super Health Program is focused upon biological energy, Adenosine Triphosphate (ATP), at the cellular level. The stimulation of ATP production at the cellular level can increase the metabolism and service to promote and maintain normal and healthy functioning of the body’s systems. As a strong advocator of “beauty from within”, our program shall emphasize nutrient absorption through the membrane ion channel to provide complete and balanced nutrients to improve cell health. Thus, ATP Zeta Super Health Program provides ionized and high zeta potential (high bioavailability) nutrients to enhance the absorption at the cellular level.

The ATP Zeta Super Health Program consists of eight products. None of these products are owned or produced by Agape ATP Corporation. In the event that any of these products are no longer produced, or are otherwise unavailable, we may have to devote significant effort to identifying and obtaining comparable replacement products. The ten products that comprise the ATP Zeta Super Health Program are ATP1s Survivor Select, ATP2 Energized Mineral Concentrate, ATP3 Ionized Cal-Mag, ATP4 Omega Blend, ATP5 BetaMaxx, AGN-Vege Fruit Fiber, AGP1-Iron and YFA-Young Formula.

At present, our products are mainly sold in Malaysia, and due to the contents and combination of the main ingredients in the products they are categorized as health food rather than medicines or drugs. As such, all products require authorization from the Food and Quality Division of Ministry of Health according to the Food Act of 1983 and Food Regulation 1985 in order to be sold in the country. All of the products in the ATP Zeta Super Health Program have obtained the appropriate authorizations.

As part of a continuous effort to increase market share of the health and wellness industry that is growing at an exponential rate, we will also evaluate adding additional products to the ATP Zeta Super Health Program; and considering the potential of the synergies between the health and beauty sectors, we will further involve ourselves in the topical approach of skin and hair regime.